Concentrations - Schedule of Concentrations (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage		35.40%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage	29.40%	15.50%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage		14.60%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage	18.70%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage		39.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage		14.20%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage		13.20%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage		12.70%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage	81.50%
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchase Benchmark [Member]
Schedule of Concentrations [Line Items]
Concentration risk percentage	13.90%